Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (5,263)	$ (3,992)	$ (6,832)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	540	699	752
Share-based compensation	3,356	2,169	2,228
Change in:
Severance pay, net	(164)	120	81
Trade receivables, net	2,412	(1,653)	9,303
Other account receivables and prepaid expenses	289	114	(1,753)
Inventories	(410)	811	(1,135)
Trade payables	1,017	(773)	998
Employees and payroll accruals	16	314	717
Other liabilities and accrued expenses	724	530	2,694
Deferred revenue and advances from customers	(411)	2,267	562
Net effect of exchange rate differences and other on operating lease right-of-use assets and liabilities	40	(297)	388
Accrued interest on short-term bank deposits	(144)	(359)	(1,163)
Net cash provided by (used in) operating activities	2,002	(50)	6,840
Cash flows from investing activities:
Net proceeds from (investment in) short-term bank deposits	(3,064)	8,026	(61,917)
Purchase of property and equipment	(437)	(427)	(699)
Net cash provided by (used in) investing activities	(3,501)	7,599	(62,616)
Cash flows from financing activities:
Exercise of options into Ordinary Shares			16
Net cash provided by financing activities			16
Foreign currency translation adjustments on cash and cash equivalents	(101)	(202)	(27)
Increase (decrease) in cash and cash equivalents	(1,600)	7,347	(55,787)
Cash and cash equivalents at beginning of the year	13,548	6,201	61,988
Cash and cash equivalents at end of the year	11,948	13,548	6,201
Purchase of property and equipment	55	36	47
Net increase (decrease) in operating lease right-of-use assets	117	(1,492)	1,133
(b) Cash paid during the year for:
Taxes on income	$ 82	$ 128	$ 118